FINANCIAL ASSETS AND LIABILITIES - Summary of Restricted Cash (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 174,303	R$ 203,252
Current	28,006	7,860
Non-current	146,297	195,392
Securities pledged as collateral [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 174,303	R$ 203,252